Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2022
T22-NPRT1-1222
1.9880057.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	86,092	1,569,457
Verizon Communications, Inc.	43,884	1,639,945
		3,209,402
Entertainment - 0.4%
Activision Blizzard, Inc.	13,831	1,006,897
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	83,946	7,933,736
Match Group, Inc. (a)	12,302	531,446
Meta Platforms, Inc. Class A (a)	19,536	1,819,974
		10,285,156
Media - 0.9%
Comcast Corp. Class A	47,907	1,520,568
Sirius XM Holdings, Inc. (b)	108,939	657,992
		2,178,560
TOTAL COMMUNICATION SERVICES		16,680,015
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 2.1%
Tesla, Inc. (a)	22,550	5,131,027
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	16,929	1,809,879
Domino's Pizza, Inc.	4,614	1,532,955
McDonald's Corp.	11,559	3,151,677
Yum! Brands, Inc.	16,177	1,912,930
		8,407,441
Specialty Retail - 5.1%
AutoZone, Inc. (a)	924	2,340,381
Lowe's Companies, Inc.	13,142	2,562,033
O'Reilly Automotive, Inc. (a)	2,864	2,397,655
The Home Depot, Inc.	12,550	3,716,432
Williams-Sonoma, Inc.	12,289	1,521,747
		12,538,248
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	23,513	2,179,185
TOTAL CONSUMER DISCRETIONARY		28,255,901
CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	16,773	1,140,564
The Coca-Cola Co.	44,927	2,688,881
		3,829,445
Food Products - 0.6%
The Hershey Co.	6,235	1,488,731
Household Products - 2.5%
Colgate-Palmolive Co.	20,279	1,497,401
Kimberly-Clark Corp.	11,183	1,391,836
Procter & Gamble Co.	24,385	3,283,928
		6,173,165
Tobacco - 1.6%
Altria Group, Inc.	38,950	1,802,217
Philip Morris International, Inc.	22,536	2,069,932
		3,872,149
TOTAL CONSUMER STAPLES		15,363,490
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
APA Corp.	21,441	974,708
Chevron Corp.	17,160	3,104,244
ConocoPhillips Co.	15,272	1,925,646
DT Midstream, Inc.	11,752	701,594
Exxon Mobil Corp.	35,196	3,900,069
Marathon Oil Corp.	32,154	979,089
Occidental Petroleum Corp.	16,240	1,179,024
Texas Pacific Land Corp. (b)	400	921,548
		13,685,922
FINANCIALS - 11.4%
Banks - 2.9%
East West Bancorp, Inc.	28,007	2,004,461
Popular, Inc.	25,113	1,775,991
Signature Bank	10,457	1,657,748
Western Alliance Bancorp.	25,350	1,702,760
		7,140,960
Capital Markets - 5.0%
Ameriprise Financial, Inc.	7,654	2,366,004
Blackstone, Inc.	22,912	2,088,200
CME Group, Inc.	11,774	2,040,434
Moody's Corp.	7,051	1,867,598
MSCI, Inc.	4,311	2,021,255
SEI Investments Co.	34,313	1,863,196
		12,246,687
Consumer Finance - 0.9%
Discover Financial Services	20,161	2,106,018
Insurance - 1.9%
Aon PLC	7,977	2,245,446
Kinsale Capital Group, Inc.	7,754	2,443,828
		4,689,274
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	44,616	1,765,901
TOTAL FINANCIALS		27,948,840
HEALTH CARE - 14.9%
Biotechnology - 3.9%
AbbVie, Inc.	25,343	3,710,215
Amgen, Inc.	11,149	3,014,132
Regeneron Pharmaceuticals, Inc. (a)	3,758	2,813,803
		9,538,150
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp. (a)	21,960	1,590,563
Hologic, Inc. (a)	27,837	1,887,349
		3,477,912
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	9,827	5,455,459
Life Sciences Tools & Services - 1.9%
Danaher Corp.	10,816	2,722,063
Mettler-Toledo International, Inc. (a)	1,536	1,942,932
		4,664,995
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	40,203	3,114,526
Johnson & Johnson	28,618	4,978,673
Pfizer, Inc.	75,254	3,503,074
Royalty Pharma PLC	46,247	1,957,173
		13,553,446
TOTAL HEALTH CARE		36,689,962
INDUSTRIALS - 8.5%
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	12,605	1,233,399
United Parcel Service, Inc. Class B	11,069	1,857,046
		3,090,445
Building Products - 0.4%
Trex Co., Inc. (a)	19,620	943,526
Commercial Services & Supplies - 1.1%
Cintas Corp.	3,368	1,439,988
Copart, Inc. (a)	10,556	1,214,151
		2,654,139
Electrical Equipment - 0.5%
Atkore, Inc. (a)	13,480	1,284,644
Machinery - 1.2%
Illinois Tool Works, Inc.	7,586	1,619,839
Otis Worldwide Corp.	17,796	1,257,109
		2,876,948
Professional Services - 0.5%
Verisk Analytics, Inc.	7,027	1,284,746
Road & Rail - 2.5%
CSX Corp.	50,868	1,478,224
Norfolk Southern Corp.	6,344	1,446,876
Old Dominion Freight Lines, Inc.	4,592	1,260,963
Union Pacific Corp.	9,467	1,866,324
		6,052,387
Trading Companies & Distributors - 1.1%
Fastenal Co.	26,601	1,285,626
W.W. Grainger, Inc.	2,476	1,446,851
		2,732,477
TOTAL INDUSTRIALS		20,919,312
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	62,593	2,843,600
IT Services - 5.4%
Accenture PLC Class A	9,324	2,647,084
MasterCard, Inc. Class A	10,202	3,348,092
Paychex, Inc.	14,358	1,698,695
VeriSign, Inc. (a)	8,589	1,721,751
Visa, Inc. Class A	18,458	3,823,759
		13,239,381
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	20,077	1,772,598
Broadcom, Inc.	5,593	2,629,381
Lam Research Corp.	3,883	1,571,761
NVIDIA Corp.	25,071	3,383,833
Qualcomm, Inc.	17,942	2,111,056
Texas Instruments, Inc.	14,704	2,361,904
		13,830,533
Software - 6.7%
Adobe, Inc. (a)	6,831	2,175,674
Manhattan Associates, Inc. (a)	11,335	1,379,129
Microsoft Corp.	56,051	13,011,119
		16,565,922
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	113,326	17,377,408
TOTAL INFORMATION TECHNOLOGY		63,856,844
MATERIALS - 2.8%
Chemicals - 1.7%
Celanese Corp. Class A	4,929	473,775
CF Industries Holdings, Inc.	6,121	650,417
Dow, Inc.	14,074	657,819
Linde PLC	4,942	1,469,504
LyondellBasell Industries NV Class A	7,209	551,128
Olin Corp.	9,868	522,511
		4,325,154
Construction Materials - 0.2%
Eagle Materials, Inc.	3,915	478,844
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	26,016	824,447
Nucor Corp.	5,274	692,898
Steel Dynamics, Inc.	7,236	680,546
		2,197,891
TOTAL MATERIALS		7,001,889
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
EastGroup Properties, Inc.	3,007	471,167
Essex Property Trust, Inc.	2,106	468,037
Extra Space Storage, Inc.	3,283	582,536
Gaming & Leisure Properties	10,766	539,592
National Retail Properties, Inc.	11,157	468,929
Prologis (REIT), Inc.	8,546	946,470
Public Storage	2,434	753,932
Realty Income Corp.	10,465	651,656
SBA Communications Corp. Class A	2,068	558,153
Simon Property Group, Inc.	6,601	719,377
VICI Properties, Inc.	20,139	644,851
WP Carey, Inc.	6,802	518,993
		7,323,693
UTILITIES - 3.0%
Electric Utilities - 1.9%
FirstEnergy Corp.	19,755	744,961
IDACORP, Inc.	5,913	619,091
NextEra Energy, Inc.	20,263	1,570,383
NRG Energy, Inc.	17,342	769,985
Southern Co.	15,076	987,176
		4,691,596
Gas Utilities - 0.3%
National Fuel Gas Co.	9,460	638,455
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C (b)	17,040	591,970
Vistra Corp.	26,970	619,501
		1,211,471
Multi-Utilities - 0.3%
WEC Energy Group, Inc.	8,060	736,120
TOTAL UTILITIES		7,277,642
TOTAL COMMON STOCKS (Cost $260,064,424)		245,003,510

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	405,473	405,554
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	1,971,503	1,971,700
TOTAL MONEY MARKET FUNDS (Cost $2,377,254)		2,377,254

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $262,441,678)	247,380,764
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(1,690,885)
NET ASSETS - 100.0%	245,689,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	27	Dec 2022	524,205	35,845	35,845

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	291,681	1,771,620	1,657,747	1,608	-	-	405,554	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	3,524,275	10,027,747	11,580,322	16,993	-	-	1,971,700	0.0%
Total	3,815,956	11,799,367	13,238,069	18,601	-	-	2,377,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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